Document And Entity Information	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity Registrant Name	Generate Biomedicines, Inc.
Entity Central Index Key	0002100782
Entity Emerging Growth Company	true
Entity File Number	001-43165
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1630228
Entity Address, Address Line One	101 South Street, Suite 900
Entity Address, City or Town	Somerville
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02143
City Area Code	888
Local Phone Number	469-0055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	GENB
Security Exchange Name	NASDAQ